ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [Abstract]
Disclosure of detailed information about loss from discontinued operations [Table Text Block]

	2025	2024	2023

Expenses
Consulting and filing fees	2,500	109,489	155,692
Accounting and legal	18,125	78,529	98,247
Office and administration	22,258	493,199	402,317
Research	-	986,307	594,870
Travel	-	9,753	23,985
Marketing	-	62,611	82,274
Foreign exchange loss (gain)	25,575	(55,360)	85,468
Amortization	81,569	115,227	75,576
	150,027	1,799,755	1,518,429

Income (Loss) before the following	(150,027)	(1,799,755)	(1,518,429)
Termination settlement			465,360
Sale of PP&E / Gain on sublease	50,267	(1,807)	-
Impairment of prototypes and intangibles		1,171,494	-

Disclosure of detailed information about cash flows from discontinued operations [Table Text Block]

Net Income (Loss) from Discontinued Operations	(99,760)	(2,969,442)	(1,983,789)

Cash flows
Operating activities	(173,587)	(581,933)	(1,306,561)
Investing activities	114,269	(746,761)	(846,832)
Financing activities	(42,958)	(106,099)	(130,081)
Cash flows used in discontinued operations	(102,276)	(1,434,793)	(2,283,474)